CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Schedule of cash and bank balances at central banks

	December 31	December 31
	2020	2019

Cash	$23,210	$6,313
Short-term bank deposits	532	528

	$23,742	$6,841